BANK BORROWINGS (Details 2) $ in Thousands			1 Months Ended									2 Months Ended			3 Months Ended	12 Months Ended
	Sep. 17, 2013 USD ($)	Jun. 30, 2013 loan	Sep. 30, 2014 USD ($)	Aug. 31, 2014 USD ($)	Jul. 31, 2014 USD ($) loan	Jun. 30, 2014 USD ($)	May. 31, 2014 USD ($) loan	Apr. 30, 2014 USD ($)	Mar. 31, 2014 USD ($) agreement clinic	Dec. 19, 2013 USD ($) loan	Sep. 30, 2013 USD ($)	Jun. 30, 2014 USD ($)	Apr. 30, 2014 USD ($)	Nov. 30, 2013 loan	Sep. 30, 2013 USD ($) loan	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Jul. 10, 2013 USD ($)	Jun. 28, 2013 USD ($)	Jun. 25, 2013 USD ($)	Aug. 01, 2011
Short term borrowings
Amount outstanding									$ 18,201							$ 56,772	$ 18,201
Amount repaid																20,860	7,383	$ 3,976
One-year loan framework agreement with Bank of Beijing signed in March 2014
Short term borrowings
Number of loan agreements signed | agreement									7
Term of framework loan facility									1 year
Maximum borrowing capacity									$ 8,896								8,896
Number of clinics signed loan framework agreements | clinic									7
One-year loan framework agreement with Bank of Beijing signed in March 2014 | Bank of Beijing
Short term borrowings
Amount borrowed								$ 1,353	$ 4,919				$ 1,353				4,919
Variable rate basis													benchmark interest rate announced by the People's Bank of China
Percentage of benchmark interest rate added to benchmark interest rate to calculate annual interest rate													15.00%
Amount outstanding									4,919							0	4,919
iKang Holding | BEA
Short term borrowings
Number of loans borrowed | loan		5								5				5	5
Term of loan		1 year								1 year				1 year	1 year
Amount borrowed	$ 1,606									$ 4,941									$ 1,630	$ 1,304	$ 1,627
Variable rate basis		benchmark interest rate announced by the People's Bank of China								benchmark interest rate announced by the People's Bank of China				benchmark interest rate announced by the People's Bank of China	benchmark interest rate announced by the People's Bank of China
Percentage of benchmark interest rate added to benchmark interest rate to calculate annual interest rate		10.00%								10.00%				10.00%	10.00%
Amount outstanding									10,910								10,910
iKang Holding | Two-year loan framework agreement with China Merchants Bank signed in May 2014
Short term borrowings
Term of framework loan facility							2 years
Maximum borrowing capacity							$ 8,060
iKang Holding | Two-year loan framework agreement with China Merchants Bank signed in May 2014 | China Merchants Bank
Short term borrowings
Term of loan						1 year	1 year
Amount borrowed						$ 1,437	$ 4,290					$ 1,437
Variable rate basis												interest rate announced by the People's Bank of China
Percentage of benchmark interest rate added to benchmark interest rate to calculate annual interest rate												20.00%
Amount outstanding																4,485
Amount repaid				$ 1,084		$ 155
iKang Online | iKang Shanghai Xikang Road
Short term borrowings
Remaining equity interest acquired (as a percent)																						35.00%
iKang Online | Xiamen International Bank
Short term borrowings
Term of loan						1 year
Amount borrowed						$ 14,561						$ 14,561
Amount outstanding																14,551
Amount of collateralized restricted cash						$ 15,002						$ 15,002
Annual interest rate (as a percent)						2.585%						2.585%
iKang Online | Ten-year loan framework agreement with BEA signed on September 2013
Short term borrowings
Term of framework loan facility											10 years
Maximum borrowing capacity											$ 2,451				$ 2,451
iKang Online | Ten-year loan framework agreement with BEA signed on September 2013 | BEA
Short term borrowings
Term of loan	1 year
Amount borrowed	$ 2,410
Variable rate basis	benchmark interest rate announced by the People's Bank of China
Percentage of benchmark interest rate added to benchmark interest rate to calculate annual interest rate	10.00%
Amount outstanding									$ 2,372								$ 2,372
iKang Online | One-year loan framework agreement with BEA signed in April 2014
Short term borrowings
Term of framework loan facility								1 year
Maximum borrowing capacity								$ 16,004					$ 16,004
iKang Online | One-year loan framework agreement with BEA signed in April 2014 | BEA
Short term borrowings
Number of loans borrowed | loan							2
Term of loan							1 year
Amount borrowed							$ 4,843
Variable rate basis							benchmark interest rate announced by the People's Bank of China
Percentage of benchmark interest rate added to benchmark interest rate to calculate annual interest rate							10.00%
Amount outstanding																4,839
Amount of collateralized restricted cash							$ 5,500
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in June 2014
Short term borrowings
Term of framework loan facility						1 year
Maximum borrowing capacity						$ 32,099						$ 32,099
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in June 2014 | Xiamen International Bank
Short term borrowings
Number of loans borrowed | loan					3
Term of loan					1 year
Amount borrowed					$ 17,537
Amount outstanding																17,525
Amount of collateralized restricted cash					$ 18,067
Annual interest rate (as a percent)					2.585%
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in August 2014
Short term borrowings
Term of framework loan facility				1 year
Maximum borrowing capacity				$ 32,509
iKang Online | One-year loan framework agreement with Xiamen International Bank signed in August 2014 | Xiamen International Bank
Short term borrowings
Term of loan			1 year
Amount borrowed			$ 15,383
Amount outstanding																$ 15,372
Amount of collateralized restricted cash			$ 15,848
Annual interest rate (as a percent)			2.585%